Note 15 - Capital Management	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
15.	Capital management:

a) Overview:

The Bank’s policy is to maintain a strong capital base so as to retain investor, creditor, market and regulator confidence as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration, and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position.

Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements, current and anticipated financial market conditions and any capital ratio targets that are communicated to the Bank by Office of the Superintendent of Financial Institutions (“OSFI”). Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements and current and anticipated financial market conditions.

The goal is to maintain adequate regulatory capital for the Bank to be considered well capitalized, protect deposits and provide capacity to support organic growth as well as to capitalize on strategic opportunities that do not otherwise require access to the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital), preferred shares redeemed in 2024 (Additional Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has stipulated policies, which are approved by the Board of Directors, setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by the OSFI and, therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach.

During the period ended July 31, 2025, there were no material changes in the Bank’s management of capital.

b)	Risk-based capital ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% Total capital ratio, all of which include a 2.5% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk- adjusted capital and risk-weighted assets, including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off-balance sheet assets of the Bank are assigned a weighting ranging from 0% to 400% to determine the Bank’s risk- weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)
	July 31	October 31
	2025	2024

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$326,040	$215,610
Contributed surplus	2,540	2,485
Retained earnings	200,409	181,238
Accumulated other comprehensive income (loss)	(847)	(130)
CET1 before regulatory adjustments	528,142	399,203
Regulatory adjustments applied to CET1	(20,930)	(25,700)
Common Equity Tier 1 capital	$507,212	$373,503

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$-
Total Tier 1 capital	$507,212	$373,503

Tier 2 capital
Directly issued Tier 2 capital instruments	$103,830	$104,370
Tier 2 capital before regulatory adjustments	103,830	104,370
Eligible stage 1 and stage 2 allowance	6,037	3,303
Total Tier 2 capital	$109,867	$107,673
Total regulatory capital	$617,079	$481,176
Total risk-weighted assets	$3,740,088	$3,323,595
Capital ratios
CET1 capital ratio	13.56%	11.24%
Tier 1 capital ratio	13.56%	11.24%
Total capital ratio	16.50%	14.48%

As at July 31, 2025, and October 31, 2024, the Bank maintained capital levels above all of the minimum Basel III regulatory capital requirements prescribed by OSFI.

c)	Leverage ratio:

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

(thousands of Canadian dollars)
	July 31	October 31
	2025	2024

On-balance sheet assets	$5,477,489	$4,838,484
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(20,930)	(25,700)
Total on-balance sheet exposures	5,456,559	4,812,784

Replacement cost associated with all derivative transactions	$-	$-
Add-on amounts for PFE associated with all derivative transactions	2,617	-
Total derivative exposures	2,617	249,345

Total off-balance sheet exposure at gross notional amount	$638,813	$701,104
Adjustments for conversion to credit equivalent amount	(399,282)	(451,759)
Total off-balance sheet exposures	239,531	249,345

Tier 1 capital	507,212	373,503
Total exposures	5,698,707	5,062,129

Leverage ratio	8.90%	7.38%

As at July 31, 2025, and October 31, 2024, the Bank was in compliance with the leverage ratio prescribed by OSFI.